Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		$ 369,675		$ 410,447		$ 364,444
Level 3 assets, Total gains (losses) included in net income		18,590	[1]	5,996	[2]	63,099	[3]
Level 3 assets, Total gains (losses) included in OCI		7,888		(7,887)		2,679
Level 3 assets, Transfers into Level 3		1,655		190		40,734
Level 3 assets, Transfers out of Level 3		(139,202)		(19,414)		(39,349)
Level 3 liabilities, Balance at beginning of period		(7,900)		(7,391)		(9,197)
Level 3 liabilities, Total gains (losses) included in net income		723	[1]	(509)	[2]	1,806	[3]
Level 3 liabilities, Total gains (losses) included in OCI		0		0		0
Level 3 liabilities, Transfers into Level 3		0		0		0
Level 3 liabilities, Transfers out of Level 3		0		0		0
Level 3 assets, Purchases		3,787		2,631		6,573
Level 3 assets, Sales		(8,055)		(7,529)		(11,955)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(21,199)		(14,759)		(15,778)
Level 3 assets, Balance at end of period		233,139		369,675		410,447
Level 3 liabilities, Purchases		0		0		0
Level 3 liabilities, Sales		0		0		0
Level 3 liabilities, Issues		0		0		0
Level 3 liabilities, Settlements		0		0		0
Level 3 liabilities, Balance at end of period		(7,177)		(7,900)		(7,391)
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		32,286		42,422		51,315
Level 3 assets, Total gains (losses) included in net income		355	[1]	336	[2]	(360)	[3]
Level 3 assets, Total gains (losses) included in OCI		(495)		(1,309)		2,874
Level 3 assets, Transfers out of Level 3						(4,940)
Level 3 assets, Sales		(7,515)		(7,256)		(4,559)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(1,908)		(1,907)		(1,908)
Level 3 assets, Balance at end of period		22,723		32,286		42,422
Corporate - public
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		10,139		16,035
Level 3 assets, Total gains (losses) included in net income	[1]	(2)
Level 3 assets, Total gains (losses) included in OCI		(14)		(654)
Level 3 assets, Transfers into Level 3		1,655
Level 3 assets, Transfers out of Level 3		(7,479)		(4,642)
Level 3 assets, Issues		0		0
Level 3 assets, Settlements		(208)		(600)
Level 3 assets, Balance at end of period		4,091		10,139		16,035
Corporate - privately placed
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		211,858		236,530
Level 3 assets, Total gains (losses) included in net income		(4,074)	[1]	7,611	[2]
Level 3 assets, Total gains (losses) included in OCI		7,947		(5,368)
Level 3 assets, Transfers out of Level 3		(131,723)		(14,772)
Level 3 assets, Purchases		697
Level 3 assets, Issues		0		0
Level 3 assets, Settlements		(8,992)		(12,143)
Level 3 assets, Balance at end of period		75,713		211,858		236,530
Asset Backed Securities - CDO
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		9,650		9,525
Level 3 assets, Total gains (losses) included in OCI		350		125
Level 3 assets, Issues		0		0
Level 3 assets, Settlements		(10,000)
Level 3 assets, Balance at end of period				9,650		9,525
Asset Backed Securities - consumer and other
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		15,704		15,820
Level 3 assets, Total gains (losses) included in OCI		(901)		(116)
Level 3 assets, Issues		0		0
Level 3 assets, Balance at end of period		14,803		15,704		15,820
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		279,637		320,332		335,542
Level 3 assets, Total gains (losses) included in net income		(3,721)	[1]	7,947	[2]	6,897	[3]
Level 3 assets, Total gains (losses) included in OCI		6,887		(7,322)		2,679
Level 3 assets, Transfers into Level 3		1,655				40,734
Level 3 assets, Transfers out of Level 3		(139,202)		(19,414)		(39,349)
Level 3 assets, Purchases		697				1,500
Level 3 assets, Sales		(7,515)		(7,256)		(11,955)
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(21,108)		(14,650)		(15,716)
Level 3 assets, Balance at end of period		117,330		279,637		320,332
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		6,935		5,000
Level 3 assets, Total gains (losses) included in net income		(4,463)	[1]	14	[2]
Level 3 assets, Total gains (losses) included in OCI		1,001		(565)
Level 3 assets, Transfers into Level 3				190
Level 3 assets, Purchases		2,987		2,569		5,000
Level 3 assets, Sales		(540)		(273)
Level 3 assets, Issues		0		0		0
Level 3 assets, Balance at end of period		5,920		6,935		5,000
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		329		554		1,076
Level 3 assets, Total gains (losses) included in net income		(30)	[1]	(178)	[2]	(533)	[3]
Level 3 assets, Purchases		103		62		73
Level 3 assets, Issues		0		0		0
Level 3 assets, Settlements		(91)		(109)		(62)
Level 3 assets, Balance at end of period		311		329		554
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period		82,774		84,561		27,826
Level 3 assets, Total gains (losses) included in net income		26,804	[1]	(1,787)	[2]	56,735	[3]
Level 3 assets, Issues		0		0		0
Level 3 assets, Balance at end of period		109,578		82,774		84,561
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period				252,565		259,428
Level 3 assets, Total gains (losses) included in net income	[3]					7,257
Level 3 assets, Total gains (losses) included in OCI						(741)
Level 3 assets, Transfers into Level 3						40,734
Level 3 assets, Transfers out of Level 3						(34,409)
Level 3 assets, Purchases						1,500
Level 3 assets, Sales						(7,396)
Level 3 assets, Issues						0
Level 3 assets, Settlements						(13,808)
Level 3 assets, Balance at end of period						252,565
ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period				25,345		24,799
Level 3 assets, Total gains (losses) included in OCI						546
Level 3 assets, Issues						0
Level 3 assets, Balance at end of period						25,345
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		(7,900)		(7,391)		(9,197)
Level 3 liabilities, Total gains (losses) included in net income		723	[1]	(509)	[2]	1,806	[3]
Level 3 liabilities, Total gains (losses) included in OCI		0		0		0
Level 3 liabilities, Transfers into Level 3		0		0		0
Level 3 liabilities, Transfers out of Level 3		0		0		0
Level 3 liabilities, Purchases		0		0		0
Level 3 liabilities, Sales		0		0		0
Level 3 liabilities, Issues		0		0		0
Level 3 liabilities, Settlements		0		0		0
Level 3 liabilities, Balance at end of period		$ (7,177)		$ (7,900)		$ (7,391)

[1]	The effect to net income totals $19.3 million and is reported in the Statements of Operations and Comprehensive Income as follows: $18.6 million in realized capital gains and losses, $44 thousand in net investment income, $(702) thousand in interest credited to contractholder funds and $1.4 million in contract benefits.
[2]	The effect to net income totals $5.5 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(1.7) million in realized capital gains and losses, $7.7 million in net investment income, $283 thousand in interest credited to contractholder funds and $(792) thousand in contract benefits.
[3]	The effect to net income totals $64.9 million and is reported in the Statements of Operations and Comprehensive Income as follows: $55.9 million in realized capital gains and losses, $7.2 million in net investment income, $(151) thousand in interest credited to contractholder funds and $2.0 million in contract benefits.